Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment
Schedule of property and equipment, net

	December 31, 2020	December 31, 2019
Computer equipment and software	$25,824	$9,685
Furniture and fixtures	7,754	5,891
Leasehold improvements	24,687	17,373
Property and Equipment	58,265	32,949
Accumulated depreciation	(17,438)	(7,004)
Property and Equipment, net	$40,827	$25,945